THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND
THE HARTFORD SMALL/MID CAP EQUITY FUND SUMMARY SECTION
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 26 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 156 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I		Class R3	Class R4	Class R5	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	[1]	0.50%	0.25%	none	none
Total other expenses		0.41%	0.57%	0.41%	0.35%	[1]	0.45%	0.37%	0.30%	0.21%
Administrative services fee		none	none	none	none	[1]	0.20%	0.15%	0.10%	none
Other expenses		0.41%	0.57%	0.41%	0.35%	[1]	0.25%	0.22%	0.20%	0.21%
Total annual fund operating expenses		1.41%	2.32%	2.16%	1.10%	[1]	1.70%	1.37%	1.05%	0.96%
Fee waiver and/or expense reimbursement	[2]	0.11%	0.27%	0.11%	0.05%	[1]	0.20%	0.17%	0.15%	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.30%	2.05%	2.05%	1.05%	[1]	1.50%	1.20%	0.90%	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.05% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	675	961	1,269	2,139
Class B	708	999	1,416	2,407
Class C	308	665	1,149	2,484
Class I	107	345	601	1,336
Class R3	153	516	904	1,992
Class R4	122	417	734	1,632
Class R5	92	319	565	1,269
Class Y	87	295	520	1,168

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	675	961	1,269	2,139
Class B	208	699	1,216	2,407
Class C	208	665	1,149	2,484
Class I	107	345	601	1,336
Class R3	153	516	904	1,992
Class R4	122	417	734	1,632
Class R5	92	319	565	1,269
Class Y	87	295	520	1,168

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.  The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns.

The Fund defines small-capitalization and mid-capitalization companies as companies with market capitalizations within the collective range of companies in the Russell 2000 Index and the Russell Midcap Index.  As of December 31, 2014, the market capitalization of companies included in the Russell 2000 Index & Russell Midcap Index ranged from approximately $169 million to $33.46 billion.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its investment objective.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Mid Cap and Small Cap Stock Risk -  Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  Many of these companies are young and have limited operating or business history.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Quantitative Investing Risk -  Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Active Trading Risk -  Active trading could increase the Fund's transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund's performance when the Fund's portfolio was managed by a previous sub-adviser

•                  Include the Fund's performance when it pursued a different strategy

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                 Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.80% (2nd quarter, 2009) Lowest -26.34% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund's Class Y shares, which had different operating expenses.  As of March 1, 2015, Class I shares have not commenced operations and performance is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses.

For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus. Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2014 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(1.01%)	13.76%	6.64%	Jan. 01, 2005
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.39%)	12.19%	5.31%	Jan. 01, 2005
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.27%	10.77%	4.96%	Jan. 01, 2005
Class B	Class B Return Before Taxes	(0.73%)	13.96%	6.72%	Jan. 01, 2005
Class C	Class C Return Before Taxes	3.07%	14.19%	6.48%	Jan. 01, 2005
Class I	Class I Return Before Taxes	4.75%	15.05%	7.25%	Jan. 01, 2005
Class R3	Class R3 Return Before Taxes	4.55%	15.08%	7.45%	Jan. 01, 2005
Class R4	Class R4 Return Before Taxes	4.86%	15.30%	7.56%	Jan. 01, 2005
Class R5	Class R5 Return Before Taxes	5.20%	15.54%	7.67%	Jan. 01, 2005
Class Y	Class Y Return Before Taxes	5.25%	15.54%	7.67%	Jan. 01, 2005
Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	7.07%	16.36%	8.72%	Jan. 01, 2005